Property Plant and Equipment - Additional Information (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, capitalized to biological assets and inventory		$ 2.5	$ 4.7
Estimated useful life of property plant and equipment		5 years
Weighted Average Cost of Capital | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated pre-tax discount rate			12.50%
Weighted Average Cost of Capital | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated pre-tax discount rate			13.80%
Idle Machinery and Equipment | Cannabis Retail Reporting Segment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment			$ 3.0
Olds Facility
Disclosure of detailed information about property, plant and equipment [line items]
Estimated recoverable amount	$ 18.7
Olds Facility | Cannabis Operations
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 15.6